Net Operating Loss Carryforwards for Tax Purposes (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Federal	$ 9,931	$ 12,020	$ 28,311
State	$ 7,686	$ 6,070	$ 12,310